Supplement dated May 29, 2026 to the Funds’ Statement of Additional Information (“SAI”), dated May 1, 2026 as may be revised or supplemented from time to time.

LOOMIS SAYLES INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

(each, a “Fund,” together, the “Funds”)

Effective June 30, 2026, Scott Darci and Bryan Hazelton will join the portfolio management team of the Loomis Sayles Income Fund and Loomis Sayles Investment Grade Fixed Income Fund.

Matthew J. Eagan and Brian P. Kennedy will remain as portfolio managers of the Loomis Sayles Income Fund and Loomis Sayles Investment Grade Fixed Income Fund.

Accordingly, effective June 30, 2026, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Darci and Mr. Hazelton as of March 31, 2026:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Scott A. Darci	0	$0	0	$0	4	$475 million	0	$0	0	$0	0	$0
Bryan C. Hazelton	0	$0	0	$0	0	$0	0	$0	16	$3.7 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of March 31, 2026, Mr. Darci and Mr. Hazelton had the following ownership of the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Scott A. Darci	Loomis Sayles Income Fund Loomis Sayles Investment Grade Fixed Income Fund	E A

Bryan C. Hazelton	Loomis Sayles Fixed Income Fund Loomis Sayles Investment Grade Fixed Income Fund	A A

*	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. $100,001 – $500,000
F. $500,001 – $1,000,000
G. over $1,000,000

Supplement dated May 29, 2026 to the Funds’ Statement of Additional Information (“SAI”), dated February 1, 2026 as may be revised or supplemented from time to time.

LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

(each, a “Fund,” together, the “Funds”)

Effective June 30, 2026, Scott Darci and Bryan Hazelton will join the portfolio management team of the Loomis Sayles Fixed Income Fund.

Matthew J. Eagan and Brian P. Kennedy will remain as portfolio managers of the Loomis Sayles Fixed Income Fund.

Effective June 30, 2026, Christopher Romanelli will join the portfolio management team of the Loomis Sayles Institutional High Income Fund.

Matthew J. Eagan, Brian P. Kennedy, Peter S. Sheehan, and Eric Williams will remain as portfolio managers of the Loomis Sayles Institutional High Income Fund.

Accordingly, effective June 30, 2026, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Darci, Mr. Hazelton, and Mr. Romanelli as of March 31, 2026:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Scott A. Darci	0	$0	0	$0	4	$475 million	0	$0	0	$0	0	$0
Bryan C. Hazelton	0	$0	0	$0	0	$0	0	$0	16	$3.7 billion	0	$0
Christopher J. Romanelli	1	$66.3 million	0	$0	1	$72.2 million	0	$0	4	$829.8 million	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of March 31, 2026, Mr. Darci, Mr. Hazelton, and Mr. Romanelli had the following ownership of the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Scott A. Darci	Loomis Sayles Fixed Income Fund	A
Bryan C. Hazelton	Loomis Sayles Fixed Income Fund	A
Christopher J. Romanelli	Loomis Sayles Institutional High Income Fund	D

*	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. $100,001 – $500,000
F. $500,001 – $1,000,000
G. over $1,000,000

Supplement dated May 29, 2026 to the Fund’s Statement of Additional Information (“SAI”), dated February 1, 2026 as may be revised or supplemented from time to time.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

(the “Fund”)

Effective June 30, 2026, Christopher Romanelli will join the portfolio management team of the Loomis Sayles High Income Opportunities Fund.

Matthew J. Eagan, Brian P. Kennedy, Peter S. Sheehan, and Eric Williams will remain as portfolio managers of the Loomis Sayles High Income Opportunities Fund.

Accordingly, effective June 30, 2026, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” of the SAI is amended to include the following:

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Mr. Romanelli as of March 31, 2026:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Christopher J. Romanelli	1	$66.4 million	0	$0	1	$72.2 million	0	$0	4	$829.8 million	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of March 31, 2026, Mr. Romanelli had the following ownership of the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Christopher J. Romanelli	Loomis Sayles High Income Opportunities Fund	A

*	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. $100,001 – $500,000
F. $500,001 – $1,000,000
G. over $1,000,000